Regulatory Restrictions (Tables)	12 Months Ended
Dec. 31, 2013
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Summary of Company's and Banks Actual and Minimum Capital Required Amounts and Ratios

The Company’s and Bank’s actual capital amounts and minimum required amounts (dollars in thousands) and ratios are also presented in the following table.

	Actual		Minimum Required For Capital Adequacy Purposes		Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount		Ratio
December 31, 2013
Total Capital
(to Risk-Weighted Assets) Consolidated	$34,880	21.90%	$12,740	8.00%	$	n/a	n/a
Surrey Bank & Trust	$34,154	21.46%	$12,730	8.00%		$15,913	10.00%
Tier I Capital
(to Risk-Weighted Assets) Consolidated	$32,872	20.64%	$6,370	4.00%	$	n/a	n/a
Surrey Bank & Trust	$32,148	20.20%	$6,365	4.00%		$9,548	6.00%
Tier I Capital
(to Average Assets) Consolidated	$32,872	13.58%	$9,685	4.00%	$	n/a	n/a
Surrey Bank & Trust	$32,148	13.31%	$9,663	4.00%		$12,079	5.00%

December 31, 2012
Total Capital
(to Risk-Weighted Assets) Consolidated	$32,923	20.77%	$12,679	8.00%	$	n/a	n/a
Surrey Bank & Trust	$32,373	20.49%	$12,637	8.00%		$15,796	10.00%
Tier I Capital
(to Risk-Weighted Assets) Consolidated	$30,924	19.51%	$6,340	4.00%	$	n/a	n/a
Surrey Bank & Trust	$30,381	19.23%	$6,318	4.00%		$9,478	6.00%
Tier I Capital
(to Average Assets) Consolidated	$30,924	13.49%	$9,172	4.00%	$	n/a	n/a
Surrey Bank & Trust	$30,381	13.28%	$9,153	4.00%		$11,442	5.00%